Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 879,168	$ 407,182	$ 158,578
Restricted cash	5,316	5,824	18,022
Advance to supplier
Accounts receivable, net	20,299,742
Other receivables
Security deposit	1,500,000	1,500,000
Inventory, net	4,412,875
Other current assets	192,985	62,419	62,419
Total current assets	28,980,003	2,925,425	239,019
Land			1,260,000
Machinery and equipment			9,555,000
Operations plant			16,397,000
Construction in progress			281,236,004
Property, plant and equipment	379,743,727	351,702,307	308,448,004
TOTAL ASSETS	408,723,730	354,627,732	308,687,023
Current liabilities
Accounts payable	30,747,831	8,474,052	4,865,812
Accrued expenses	7,144,719		15,816
Interest payable	43,607,033	19,362,859
Professional fees payable	8,512,698
Loan payable to related party			2,350,000
Note payable to related party	115,439,517	110,304,484	15,625,795
Accrued interest on notes payable			1,114,496
Interest payable on financial liability			1,223,116
Warrant liabilities	4,080,000
Accrued expenses and other current liabilities	52,813,246	20,364,663
Total current liabilities	265,458,645	180,425,447	53,812,270
Financial liability, net of closing costs	132,796,406	132,767,058	132,727,928
Notes payable, net of current maturities, net of closing costs	5,253,117		94,502,520
TOTAL LIABILITIES	403,508,168	313,192,505	281,042,718
Commitments and contingencies (Note 9)
STOCKHOLDERS’ EQUITY
Preferred stock; $0.001 par value, 100,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value, 900,000,000 shares authorized; 74,999,777 and 62,329,743 shares issued and outstanding, respectively	14,926	140,228	8,337
Additional paid-in capital	5,645,147	70,313,190
Accumulated deficit	(444,511)	(29,018,191)
Member’s equity			27,644,305
TOTAL STOCKHOLDERS’ EQUITY	5,215,562	41,435,227
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	408,723,730	354,627,732	308,687,023
XCF Global Capital Inc [Member]
Current assets
Cash		353,174	55,647
Investment in preferred equity		2,340,000
Other current assets		9,784
Total current assets		3,519,268	55,647
Land		360,000	360,000
Construction in progress		12,887,415	12,887,415
TOTAL ASSETS		16,766,683	13,303,062
Current liabilities
Related party payables		3,000	13,000
Interest payable		501,402	331,259
Professional fees payable		2,809,978	47,557
Convertible notes payable to related party			202,383
Accrued expenses and other current liabilities		219,054	134,680
Total current liabilities		5,264,277	2,524,400
TOTAL LIABILITIES		5,264,277	2,524,400
Commitments and contingencies (Note 9)
STOCKHOLDERS’ EQUITY
Preferred stock; $0.001 par value, 100,000,000 shares authorized; none issued and outstanding
Common stock, $0.001 par value, 900,000,000 shares authorized; 74,999,777 and 62,329,743 shares issued and outstanding, respectively		75,000	62,330
Subscription receivable		(556,801)	(42,500)
Additional paid-in capital		17,052,806	11,005,442
Accumulated deficit		(5,068,599)	(246,610)
TOTAL STOCKHOLDERS’ EQUITY		11,502,406	10,778,662
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		16,766,683	13,303,062
Previously Reported [Member]
Current assets
Cash		149,804
Restricted cash		5,824
Advance to supplier		1,500,000
Other receivables		950,000
Other current assets		62,419
Total current assets		2,668,047
Land		1,260,000
Machinery and equipment		9,555,000
Operations plant		16,397,000
Construction in progress		324,224,632
Property, plant and equipment		351,436,632
TOTAL ASSETS		354,104,679
Current liabilities
Accounts payable		5,158,718
Accrued expenses		1,001,804
Loan payable to related party		2,350,000
Note payable to related party		110,304,484
Accrued interest on notes payable		8,550,804
Interest payable on financial liability		10,812,055
Total current liabilities		179,187,669
Financial liability, net of closing costs		132,767,058
Notes payable, net of current maturities, net of closing costs
TOTAL LIABILITIES		311,954,727
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 900,000,000 shares authorized; 74,999,777 and 62,329,743 shares issued and outstanding, respectively		8,337
Member’s equity		42,149,952
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		354,104,679
Related Party [Member]
Current assets
Other receivables	739,917
Current liabilities
Related party payables	40,287,431	38,932,248	28,617,235
Loan payable to related party	13,577,922	2,350,000
Related Party [Member] | XCF Global Capital Inc [Member]
Current assets
Other receivables		11,699
Current liabilities
Note payable to related party		356,426	356,426
Related Party [Member] | Previously Reported [Member]
Current liabilities
Related party payables		38,613,470
Loan payable to related party		2,396,334
Nonrelated Party [Member]
Current assets
Other receivables	$ 950,000	950,000
Nonrelated Party [Member] | XCF Global Capital Inc [Member]
Current assets
Other receivables		804,611
Current liabilities
Note payable to related party		$ 1,374,417	$ 1,439,095